UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31,

Date of reporting period: May 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT

MAY 31, 2007

Western Asset Institutional Money Market Fund

Western Asset Institutional Government Money Market Fund

Western Asset Institutional Municipal Money Market Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Western Asset Institutional Money Market Fund

Western Asset Institutional Government Money Market Fund

Western Asset Institutional Municipal Money Market Fund

Annual Report  •  May 31, 2007

What’s

Inside

Fund Objectives

Western Asset Institutional Money Market Fund and Western Asset Institutional Government Money Market Fund each seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Western Asset Institutional Municipal Money Market Fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy expanded at a moderate pace during the 12-month reporting period ended May 31, 2007. After expanding 2.6% in the second quarter of 2006, U.S. gross domestic product (“GDP”)i increased 2.0% in the third quarter and 2.5% in the fourth quarter. The preliminary estimate for first quarter 2007 GDP growth was a tepid 0.6%. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, the cooling housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

During the 12-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. Yields fluctuated early in the period given mixed economic data and shifting expectations regarding the Fed’s future monetary policy. Then, at the end of February 2007, yields fell sharply, as economic data weakened and the U.S. stock market experienced its largest one-day decline in more than five years. Yields then moved gradually higher during the remainder of the period due, in part, to the belief that the Fed would not cut interest rates in the foreseeable future. Overall, during the 12 months ended May 31, 2007, two-year Treasury yields

Legg Mason Partners Institutional Trust         I

moved from 5.04% to 4.92%. Over the same period, 10-year Treasury yields fell from 5.12% to 4.90%. The yields available from money market instruments fluctuated given the changes in short-term interest rates over the reporting period.

Please read on for a more detailed look at prevailing economic and market conditions during the Funds’ fiscal year and to learn how those conditions have affected performance.

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent

II         Legg Mason Partners Institutional Trust

appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Prior to April 16, 2007, Western Asset Institutional Money Market Fund was known as Smith Barney Institutional Cash Management Fund Inc.—Cash Portfolio, Western Asset Institutional Government Money Market Fund was known as Smith Barney Institutional Cash Management Fund Inc.—Government Portfolio and Western Asset Institutional Municipal Money Market Fund was known as Smith Barney Institutional Cash Management Fund Inc.—Municipal Portfolio.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Institutional Trust         III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 11, 2007

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV         Legg Mason Partners Institutional Trust

Funds Overview

Q. What were the overall market conditions during the Funds’ reporting period?

A. As the fiscal year began, the bond market faced a number of challenges, including continued monetary tightening by the Federal Reserve Board (“Fed”)i, and signs of solid economic growth leading to increased inflationary pressures. However, as the period progressed, oil prices moderated, a cooling housing market triggered an economic slowdown and the Fed paused from raising rates after June 2006. These factors, as well as a flight to quality when the U.S. stock market abruptly fell in February 2007, helped both short- and long-term yields to modestly decline during the 12 months ended May 31, 2007. Over this time, there were several periods of increased volatility in the bond market. This was often triggered by changing perceptions regarding the economy, inflation and future Fed monetary policy. The municipal bond market generated positive results during the reporting period on the back of solid demand from investors seeking tax-free income.

Performance Review

As of May 31, 2007, the seven-day current and effective yields for Class A shares of Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) were 5.14% and 5.27%, respectively, the seven-day current and effective yields for Class A shares of Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) were 5.04% and 5.17%, respectively, and the seven-day current and effective yields for Class A shares of Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) were 3.58% and 3.64%, respectively.1

Absent current expense reimbursements and/or fee waivers, the seven-day current and effective yields for Class A shares of Institutional Money Market Fund would have been 5.13% and 5.26%, respectively, the seven-day current and effective yields for Class A shares of Institutional Government Money Market Fund would have been 5.00% and 5.12%, respectively, and the seven-day current and effective yields for Class A shares of Institutional Municipal Money Market Fund would have been 3.56% and 3.63%, respectively.

Certain investors in the Institutional Municipal Money Market Fund may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Institutional Trust 2007 Annual Report         1

Legg Mason Partners Institutional Trust (Class A shares) Yields as of May 31, 2007 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Institutional Money Market Fund	5.14%	5.27%

Institutional Government Money Market Fund	5.04%	5.17%

Institutional Municipal Money Market Fund	3.58%	3.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
Absent current expense reimbursements and/or fee waivers, the seven-day current and effective yields for Class A shares of the Institutional Money Market Fund would have been 5.13% and 5.26%, respectively, the seven-day current and effective yields for Class A shares of the Institutional Government Money Market Fund would have been 5.00% and 5.12%, respectively, and the seven-day current and effective yields for Class A shares of the Institutional Municipal Money Market Fund would have been 3.56% and 3.63%, respectively.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Q. What were the most significant factors affecting the Funds’ performance?

What were the leading contributors to performance?

A. For Institutional Money Market Fund, we maintained a diversified portfolio consisting of various bank obligations, commercial paper, and other short-term notes with both fixed and floating interest rates. We also continued to allocate a significant percentage of the Fund’s assets in asset-backed commercial paper, which offered an attractive yield over other comparable money market securities. For Institutional Government Money Market Fund, we retained a larger percentage of its assets in repurchase agreements. Within this sector, a lack of supply caused agency securities within the one-to three-month portion of the yield curveii to trade below the federal funds rateiii. We also continued to hold a significant portion of the Fund’s assets in floating rate agency securities. For Institutional Municipal Money Market Fund, we kept its weighted average maturity (“WAM”)iv shorter than its peers during the first half of the reporting period, as the Fed was continuing to raise short-term interest rates. This was beneficial to the Fund’s performance, as we were able to capture higher yields faster when rates rose. As the reporting period progressed, we lengthened the Fund’s WAM as the Fed’s rate hike campaign came to an end. All told, during the 12-month reporting

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2         Legg Mason Partners Institutional Trust 2007 Annual Report

period, the portfolio’s WAM moved from 10 to 15 days. Throughout the period, we emphasized a higher quality portfolio that contained a diversified mix of tax-exempt commercial paper, variable rate demand notes and municipal notes.

What were the leading detractors from performance?

A. There were no significant detractors from performance in either Institutional Money Market Fund or Institutional Government Money Market Fund. For Institutional Municipal Money Market Fund, during certain times during the fiscal year, having greater exposure to variable rate demand notes would have been more beneficial to its yield.

Q. Were there any significant changes to the Funds during the reporting period?

A. For much of the reporting period, we maintained a barbell investment strategy for both Institutional Money Market Fund and Institutional Government Money Market Fund. In particular, we purchased securities with both short-term and long-term maturities. We also maintained an average maturity longer than that of their peer groups. There were no significant changes to Institutional Municipal Money Market Fund during the period.

Thank you for your investment in Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Municipal Money Market Fund. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Funds’ investment goals.

Sincerely,

Western Asset Management Company

June 11, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in each Fund. Certain investors in the Institutional Municipal Money Market Fund will be subject to the federal alternative minimum tax (AMT), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please see the Funds’ prospectuses for more information on these and other risks.

[i]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The weighted average maturity (“WAM”) of a fixed-income fund is a measure of the length of time to maturity of the underlying fixed income securities in the portfolio weighted to reflect the relative holdings in each instrument.

Legg Mason Partners Institutional Trust 2007 Annual Report         3

Fund at a Glance (unaudited)

Western Asset Institutional Money Market Fund

4         Legg Mason Partners Institutional Trust 2007 Annual Report

Fund at a Glance (unaudited)

Western Asset Institutional Government Money Market Fund

Legg Mason Partners Institutional Trust 2007 Annual Report         5

Fund at a Glance (unaudited)

Western Asset Institutional Municipal Money Market Fund

6         Legg Mason Partners Institutional Trust 2007 Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2006 and held for the six months ended May 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Western Asset Institutional Money Market Fund	2.59%	$1,000.00	$1,025.90	0.23%	$1.16

Western Asset Institutional Government Money Market Fund	2.54	1,000.00	1,025.40	0.23	1.16

Western Asset Institutional Municipal Money Market Fund	1.73	1,000.00	1,017.30	0.23	1.16

(1)	For the six months ended May 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Institutional Trust 2007 Annual Report         7

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Western Asset Institutional Money Market Fund	5.00%	$1,000.00	$1,023.78	0.23%	$1.16

Western Asset Institutional Government Money Market Fund	5.00	1,000.00	1,023.78	0.23	1.16

Western Asset Institutional Municipal Money Market Fund	5.00	1,000.00	1,023.78	0.23	1.16

(1)	For the six months ended May 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

8         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007)

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.4%
Bank Notes — 0.9%
	Bank of America NA Charlotte, NC:
$25,000,000	5.305% due 10/12/07	$25,000,000
25,000,000	5.300% due 2/4/08	25,000,000

	Total Bank Notes	50,000,000

Certificate of Deposit (Euro) — 0.4%
25,000,000	Societe Generale, 5.300% due 1/14/08	24,989,483

Certificates of Deposit (Yankee) — 33.7%
	Abbey National Treasury Services PLC:
50,000,000	5.320% due 7/12/07	49,999,420
24,200,000	5.298% due 7/13/07	24,199,801
30,000,000	5.270% due 8/23/07	29,995,965
	Banco Bilbao:
24,500,000	5.305% due 6/1/07	24,500,000
32,000,000	5.300% due 6/25/07	32,000,000
	Bank of America NA:
50,000,000	5.300% due 6/11/07	50,000,000
50,000,000	5.320% due 7/18/07	49,998,392
50,000,000	5.290% due 8/20/07	50,000,000
14,500,000	Bank of Montreal Chicago, 5.290% due 6/4/07	14,499,997
	Barclays Bank PLC NY:
50,000,000	5.300% due 6/1/07	50,000,000
39,500,000	5.300% due 7/24/07	39,500,000
	BNP Paribas NY Branch:
50,000,000	5.345% due 7/30/07	50,000,000
17,000,000	5.330% due 8/23/07	17,000,428
	Calyon NY:
50,000,000	5.310% due 6/18/07	50,000,000
500,000	5.320% due 7/16/07	499,982
38,500,000	5.368% due 10/26/07	38,491,679
40,000,000	5.260% due 3/3/08	39,990,333
	Canadian Imperial Bank:
25,000,000	5.300% due 10/10/07	25,000,000
1,500,000	5.280% due 10/12/07	1,499,213
	Credit Suisse New York:
55,000,000	5.300% due 6/12/07	55,000,000
49,500,000	5.305% due 8/7/07	49,500,000
50,000,000	5.338% due 8/13/07	50,000,000
20,000,000	5.345% due 2/27/08	20,000,000
	Depfa Bank PLC:
25,000,000	5.320% due 8/1/07	25,000,343
50,000,000	5.350% due 8/15/07	50,001,949

See Notes to Financial Statements.

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Schedules of Investments (May 31, 2007) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 33.7% (continued)
	Deutsche Bank NY:
$25,000,000	5.250% due 8/2/07	$25,000,000
49,400,000	5.350% due 8/6/07	49,400,000
25,000,000	5.350% due 8/20/07	25,000,000
25,000,000	5.310% due 10/10/07	25,000,000
25,000,000	5.310% due 2/14/08	25,001,453
	Fortis Bank NY:
55,000,000	5.320% due 6/21/07	54,999,987
30,000,000	5.225% due 12/28/07	29,966,786
10,500,000	5.305% due 2/19/08	10,500,311
32,500,000	Governor & Co. Bank Ireland, 5.320% due 8/22/07	32,497,475
	HBOS Treasury Services NY:
25,000,000	5.280% due 9/4/07	24,996,152
33,500,000	5.305% due 11/13/07	33,498,316
50,500,000	5.270% due 2/4/08	50,494,182
25,000,000	5.330% due 5/30/08	24,997,602
	Lloyds TSB Bank PLC NY:
24,400,000	5.300% due 10/9/07	24,400,847
25,000,000	5.300% due 2/22/08	25,000,000
	Rabobank Nederland NV NY:
26,000,000	5.270% due 9/4/07	25,995,953
49,500,000	5.240% due 9/6/07	49,493,294
25,000,000	5.250% due 9/6/07	24,997,853
25,000,000	Royal Bank of Canada NY, 5.368% due 10/29/07	25,000,822
50,000,000	Royal Bank of Scotland NY, 5.280% due 6/11/07	50,000,000
	Svenska Handelsbanken NY:
50,000,000	5.295% due 7/6/07	50,000,240
50,000,000	5.300% due 7/27/07	50,000,000
65,000,000	Toronto Dominion Bank NY, 5.290% due 7/30/07	64,997,972
	UBS AG Stamford CT:
50,000,000	5.295% due 7/3/07	50,000,219
50,000,000	5.300% due 7/20/07	49,999,948
17,000,000	5.195% due 1/4/08	16,977,782
50,000,000	Unicredito Italiano SpA NY, 5.300% due 11/21/07	49,980,512
35,000,000	Westpac Banking Corp., 5.330% due 7/31/07	35,000,384

	Total Certificates of Deposit (Yankee)	1,889,875,592

Commercial Paper — 44.3%
69,600,000	Albis Capital Corp., 5.350% due 6/7/07 (a)(b)	69,538,520
	Anglesea Funding:
17,467,000	5.335% due 6/6/07 (a)(b)	17,454,239
20,000,000	5.300% due 7/2/07 (a)(b)	19,912,218
42,000,000	5.339% due 7/16/07 (a)(b)	41,727,000
6,500,000	5.334% due 8/6/07 (a)(b)	6,437,795
16,500,000	5.340% due 9/11/07 (a)(b)	16,255,872
25,000,000	5.313% due 2/1/08 (a)(b)	24,130,590
	Axon Financial Funding LLC:
17,500,000	5.332% due 6/11/07 (a)(b)	17,474,333

See Notes to Financial Statements.

10         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Security	Value

Commercial Paper — 44.3% (continued)
$17,233,000	5.352% due 7/12/07 (a)(b)	$17,128,980
24,500,000	5.339% due 10/11/07 (a)(b)	24,031,070
30,000,000	5.335% due 10/23/07 (a)(b)	29,376,000
6,300,000	Beethoven Funding Corp., 5.323% due 6/22/07 (a)(b)	6,280,670
49,000,000	Catapult PMX Funding, 5.320% due 11/30/07 (b)	48,990,473
	Chesham Finance LLC:
9,750,000	5.331% due 7/9/07 (a)(b)	9,695,969
25,000,000	5.350% due 7/17/07 (a)(b)	24,833,569
46,000,000	5.316% due 10/18/07 (a)(b)	45,079,975
38,000,000	Cheyne Finance LLC, 5.361% due 8/2/07 (a)(b)	37,658,380
45,345,000	Cobbler Funding LLC, 5.344% due 7/16/07 (a)(b)	45,051,391
45,387,000	Curzon Funding LLC, 5.316% due 6/26/07 (a)(b)	45,221,684
24,500,000	Danske Corp., 5.310% due 10/12/07 (a)(b)	24,032,043
51,000,000	Depfa Bank PLC NY, 5.277% due 8/24/07 (a)(b)	50,387,745
	East-Fleet Finance LLC:
34,250,000	5.321% due 8/13/07 (a)(b)	33,885,380
26,398,000	5.314% due 7/16/07 (a)(b)	26,224,763
40,000,000	Ebbets PLC, 5.374% due 6/22/07 (a)(b)	39,877,967
25,000,000	Ebury Finance LLC, 5.335% due 7/9/07 (a)(b)	24,861,194
	Ebury Finance Ltd.:
25,000,000	5.331% due 6/27/07 (a)(b)	24,905,028
15,500,000	5.347% due 7/5/07 (a)(b)	15,424,317
55,000,000	5.362%-5.368% due 7/25/07 (a)(b)	54,568,975
25,000,000	5.332% due 8/2/07 (a)(b)	24,773,528
25,000,000	5.352% due 10/12/07 (a)(b)	24,518,799

25,000,000	5.390% due 11/15/07 (a)(b)	24,399,496
52,486,000	Eramus Capital Corp., 5.321%-5.335% due 6/26/07 (a)(b)	52,295,587
	Fenway Funding LLC:
44,147,000	5.421% due 6/1/07 (a)(b)	44,147,000
70,000,000	5.327% due 6/21/07 (a)(b)	69,796,222
50,000,000	5.350% due 6/27/07 (a)(b)	49,811,681
17,625,000	Five Finance Inc., 5.329% due 10/16/07 (a)(b)	17,276,221
	General Electric Capital Corp.:
25,000,000	5.335% due 6/19/07 (a)	24,935,875
40,000,000	5.299% due 12/11/07 (a)	38,897,756
25,000,000	5.323% due 2/15/08 (a)	24,079,111
30,000,000	Grampian Funding LLC, 5.307% due 7/16/07 (a)(b)	29,804,625
100,000,000	Halkin Finance LLC, 5.337% due 8/8/07 (a)(b)	99,005,500
	Hannover Funding Co. LLC:
29,536,000	5.317% due 6/1/07 (a)(b)	29,536,000
22,677,000	5.322% due 6/4/07 (a)(b)	22,666,984
20,242,000	5.310% due 6/28/07 (a)(b)	20,162,145
	Hudson Thames Capital Ltd.:
22,805,000	5.321% due 7/24/07 (a)(b)	22,628,736
20,559,000	5.303% due 10/9/07 (a)(b)	20,175,917
25,688,000	5.329% due 10/25/07 (a)(b)	25,146,269

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         11

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Security	Value

Commercial Paper — 44.3% (continued)
$15,000,000	ING U.S. Funding LLC, 5.296% due 6/15/07 (a)	$14,969,433
40,000,000	Merril Lynch & Co., 5.307% due 11/16/07 (a)	39,036,800
25,130,000	Mica Funding LLC, 5.372% due 6/20/07 (a)(b)	25,059,043
70,000,000	Mint II LLC, 5.350%-5.355% due 6/28/07 (a)(b)	69,724,300
	Mitten GMAC Mortgage Corp.:
30,000,000	5.359% due 6/5/07 (a)(b)	29,982,167
75,000,000	5.366% due 6/12/07 (a)	74,877,396
	Morrigan TRR Funding LLC:
25,000,000	5.353% due 7/24/07 (a)(b)	24,810,451
15,000,000	5.387% due 7/27/07 (a)(b)	14,878,900
25,000,000	5.329% due 8/28/07 (a)(b)	24,682,833
25,000,000	5.399% due 11/9/07 (a)(b)	24,419,729
125,000	Nordea North America Inc., 5.372% due 7/13/07 (a)	124,245
25,000,000	Nyala Funding LLC, 5.320% due 11/15/07 (a)(b)	24,399,264
24,004,000	Perry Global Funding LLC, 5.321% due 10/18/07 (a)(b)	23,523,907
	Polonius Inc.:
11,373,000	5.326% due 6/20/07 (a)(b)	11,341,427
10,050,000	5.347% due 7/20/07 (a)(b)	9,978,458
24,923,000	5.357% due 7/26/07 (a)(b)	24,723,478
13,600,000	5.342% due 8/22/07 (a)(b)	13,436,747
25,200,000	Prudential PLC, 5.299% due 6/21/07 (a)(b)	25,126,780
50,000,000	Sigma Finance Inc., 5.349% due 8/8/07 (a)(b)	49,507,944
	Silver Tower U.S. Funding:
60,000,000	5.321% due 6/15/07 (a)(b)	59,877,500
47,000,000	5.290% due 8/27/07 (a)(b)	46,414,478
24,850,000	Societe Generale N.A., 5.310% due 11/9/07 (a)	24,275,434
	Stanfield Victoria Finance Ltd.:
50,000,000	5.354% due 8/13/07 (a)(b)	49,471,764
1,271,000	5.339% due 11/21/07 (a)(b)	1,239,239

16,819,000	Tasman Funding Inc., 5.321% due 8/13/07 (a)(b)	16,639,948
	UBS Finance Delaware LLC:
22,715,000	5.301% due 7/6/07 (a)	22,599,721
34,175,000	5.310% due 8/2/07 (a)	33,867,178
24,600,000	5.339% due 8/13/07 (a)	24,340,607
25,000,000	Unicredito Italiano SpA NY, 5.302% due 7/5/07 (a)(b)	24,876,514
	Victory Receivable Corp.:
66,172,000	5.327% due 6/22/07 (a)(b)	65,969,348
25,491,000	5.336% due 7/17/07 (a)(b)	25,320,324
	Westpac Banking Corp.:
50,000,000	5.293% due 8/2/07 (a)(b)	49,552,222
15,000,000	5.263% due 1/11/08 (a)(b)	14,526,800

	Total Commercial Paper	2,488,077,971

Corporate Bond & Note — 0.9%
50,000,000	Axon Financial Funding LLC, 5.310% due 4/15/08 (b)(c)	49,995,630

See Notes to Financial Statements.

12         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Security	Value

Medium-Term Notes — 15.2%
$50,000,000	Bear Stearns Cos. Inc., 5.330% due 1/9/08 (c)	$50,000,000
50,000,000	Carrera Capital Finance LLC, 5.336% due 1/15/08 (b)(c)	49,999,810
	Cheyne Finance LLC:
50,000,000	5.320% due 7/25/07 (b)(c)	49,998,521
50,000,000	Notes, 5.325% due 9/13/07 (b)(c)	49,997,906
	K2 USA LLC:
70,000,000	5.325% due 8/30/07 (b)(c)	69,998,274
35,000,000	5.320% due 11/21/07 (b)(c)	34,998,163
	Orion Finance USA LLC:
40,000,000	5.305% due 1/16/08 (b)(c)	39,998,745
35,000,000	5.335% due 2/26/08 (b)(c)	34,998,705
40,000,000	Premier Asset Collateralized Entity LLC, 5.330% due 9/18/07 (b)(c)	39,999,403
	Stanfield Victoria Finance:
50,000,000	5.325% due 10/5/07 (b)(c)	49,997,418
50,000,000	5.320% due 3/17/08 (b)(c)	49,994,090
	Tango Finance Corp.:
29,000,000	5.370% due 10/15/07 (b)(c)	29,004,143
25,000,000	Notes, 5.370% due 10/3/07 (b)(c)	25,002,585
	Whistlejacket Capital Ltd.:
30,000,000	5.320% due 1/28/08 (b)(c)	29,994,769
	Notes:
20,000,000	5.320% due 9/28/07 (b)(c)	19,998,696
60,000,000	5.320% due 10/9/07 (b)(c)	59,995,761
25,000,000	5.320% due 11/30/07 (b)(c)	24,997,507
	White Pine Finance LLC:
75,000,000	5.320% due 7/23/07 (b)(c)	74,997,857
70,000,000	Series 1, 5.325% due 8/28/07 (c)	69,996,652

	Total Medium-Term Notes	853,969,005

Promissory Notes — 2.2%
	Goldman Sachs Group LP:
25,000,000	5.340% due 8/13/07	25,000,000
100,000,000	5.430% due 9/20/07	100,000,000

	Total Promissory Notes	125,000,000

U.S. Government Agency — 0.4%
25,000,000	Federal Home Loan Mortgage Corp. (FHLMC), 5.170% due 3/26/08 (c)	24,990,825

U.S. Government Obligation — 0.2%
10,000,000	U.S. Treasury Bills, 4.852% due 11/23/07 (a)	9,769,826

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         13

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Security	Value

Repurchase Agreement — 1.2%
$69,505,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 5/31/07, 5.300% due 6/1/07; Proceeds at maturity — $69,515,233; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.500% due 10/7/11 to 1/15/37; Market value — $70,952,757)	$69,505,000

	TOTAL INVESTMENTS — 99.4% (Cost — $5,586,173,332#)	5,586,173,332
	Other Assets in Excess of Liabilities — 0.6%	31,265,594

	TOTAL NET ASSETS — 100.0%	$5,617,438,926

(a)	Rate shown represents yield-to-maturity.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.8%
U.S. Government Agencies — 76.3%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$20,000,000	5.190% due 7/2/07 (a)	$19,999,666
16,500,000	5.210% due 7/10/07 (a)	16,499,550
35,000,000	5.210% due 8/6/07 (a)	34,998,744
15,000,000	5.250% due 10/26/07 (a)	15,001,358
30,000,000	5.230% due 1/24/08 (a)	29,996,218
25,000,000	5.190% due 6/18/08 (a)	24,997,406
25,000,000	5.210% due 5/15/09 (a)	24,995,116
	Series 1:
15,000,000	5.170% due 10/26/07 (a)	14,998,137
15,000,000	5.180% due 8/1/07 (a)	14,999,514
25,000,000	5.230% due 12/27/07 (a)	24,997,219
30,000,000	5.230% due 3/13/08 (a)	29,995,443
15,000,000	Discount Notes, 5.210% due 6/13/07 (b)	14,974,570
	Federal Home Loan Bank (FHLB):
	Bonds:
25,000,000	5.230% due 2/14/08 (a)	24,998,549
50,000,000	5.190% due 3/20/08 (a)	49,986,239
25,000,000	Series 1, 5.189% due 4/22/08 (a)	24,991,715
15,000,000	Series 3, 5.230% due 1/10/08 (a)	15,000,000
25,000,000	Series 9, 5.250% due 11/1/07	25,000,000
20,000,000	Series 614, 5.210% due 7/6/07 (a)	19,999,251
40,000,000	Series 743, 5.195% due 10/24/08 (a)	39,981,211
25,000,000	Discount Notes, 5.224% due 7/11/07 (b)	24,858,611
10,145,000	Global Bonds, Series 623, 4.625% due 7/18/07	10,136,870
	Federal Home Loan Mortgage Corp. (FHLMC):
25,000,000	5.170% due 3/26/08 (a)	24,990,825
	Discount Notes:
20,000,000	5.222% due 7/9/07 (b)	19,892,544
15,000,000	5.243% due 8/31/07 (b)	14,807,383
25,000,000	5.257% due 9/7/07 (b)	24,659,722
7,858,000	5.206% due 10/26/07 (b)	7,694,838
19,832,000	5.253% due 11/9/07 (b)	19,384,100
23,860,000	5.257%-5.259% due 11/30/07 (b)	23,251,950
5,000,000	5.181% due 12/7/07 (b)	4,868,750
10,000,000	5.230% due 12/14/07 (b)	9,725,056
15,000,000	5.273% due 12/28/07 (b)	14,560,750
19,766,000	5.219%-5.278% due 1/7/08 (b)	19,157,491
10,000,000	5.200% due 3/3/08 (b)	9,617,817

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         15

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 76.3% (continued)
	Series RB:
$20,288,000	5.205%-5.211% due 9/18/07 (b)	$19,982,718
17,578,000	5.238% due 11/13/07 (b)	17,173,962
25,000,000	5.199% due 12/6/07 (b)	24,341,347
3,500,000	5.247% due 3/20/08 (b)	3,356,715
5,000,000	5.238% due 5/27/08 (b)	4,750,559
20,000,000	Medium-Term Notes, 5.173% due 9/27/07 (a)	19,997,577
	Federal National Mortgage Association (FNMA):
6,298,000	3.875% due 2/1/08	6,235,530
	Discount Notes:
40,000,000	5.218% due 6/15/07 (b)	39,919,733
6,880,000	5.500% due 6/29/07 (b)	6,852,014
3,200,000	5.159% due 7/27/07 (b)	3,175,360
25,000,000	5.239% due 8/22/07 (b)	24,709,299
10,000,000	5.276% due 8/31/07 (b)	9,872,474
1,450,000	5.207% due 9/5/07 (b)	1,430,319
20,000,000	5.251% due 9/28/07 (b)	19,663,494
10,000,000	5.247% due 10/26/07 (b)	9,794,200
25,000,000	5.196% due 10/31/07 (b)	24,464,971
15,887,000	5.155%-5.271% due 12/28/07 (b)	15,423,690
7,001,000	5.209% due 2/1/08 (b)	6,761,819
5,000,000	5.251% due 2/28/08 (b)	4,809,496
50,000,000	Notes, 5.210% due 6/21/07 (a)	49,999,157

	Total U.S. Government Agencies	1,006,731,047

Repurchase Agreements — 23.5%
209,902,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 5/31/07, 5.300% due 6/1/07; Proceeds at maturity — $209,932,902 (Fully collateralized by various U.S. government agency obligations, 4.000% to 7.250% due 1/16/08 to 5/1/13; Market value — $214,101,201)	209,902,000
100,000,000	Morgan Stanley, tri-party repurchase agreement, dated 5/31/07, 5.270% due 6/1/07; Proceeds at maturity — $100,014,639; (Fully collateralized by various U.S. government agency obligations, 0.000% due 7/31/07 to 10/24/07; Market Value — $102,004,439)	100,000,000

	Total Repurchase Agreements	309,902,000

	TOTAL INVESTMENTS — 99.8% (Cost — $1,316,633,047#)	1,316,633,047
	Other Assets in Excess of Liabilities — 0.2%	3,034,719

	TOTAL NET ASSETS — 100.0%	$1,319,667,766

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

16         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.7%
Alabama — 0.2%
$3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA-Insured, PART, LIQ-Societe Generale, 3.860%, 6/6/07 (a)(b)	$3,000,000
2,630,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3935, Birmingham, AL, Waterworks & Sewer, PART, AMBAC-Insured, LIQ-Merrill Lynch, 3.830%, 6/7/07 (a)(b)	2,630,000

		Total Alabama	5,630,000

Alaska — 0.2%
7,260,000	A-1	Alaska Housing Finance Corp., Home Mortgage Revenue, Series B, SPA-Landesbank Baden-Wurttemberg, 3.830%, 6/7/07 (b)	7,260,000

Arizona — 1.5%
23,000,000	A-1+	City of Phoenix, Civic Improvement Wastewater System Revenue, TECP, LOC-Bank of America, 3.750% due 8/6/07	23,000,000
3,000,000	A-1+	Glendale, AZ, IDA, Midwestern University, TECP, LOC-Wells Fargo, 3.650% due 6/6/07	3,000,000
		Tempe, AZ:
11,910,000	F1+(c)	IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.750%, 6/7/07 (b)	11,910,000
10,000,000	A-1+	Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 3.780%, 6/6/07 (b)	10,000,000

		Total Arizona	47,910,000

Arkansas — 0.1%
3,250,000	A-1+	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.830%, 6/7/07 (b)	3,250,000

California — 0.3%
10,000,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3980, PART, FGIC-Insured, SPA-Merrill Lynch, 3.830%, 6/7/07 (a)(b)	10,000,000

Colorado — 3.7%
3,740,000	VMIG1(d)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.820%, 6/7/07 (b)	3,740,000
		Colorado Educational & Cultural Facilities Authority Revenue:
5,380,000	A-1+	Cole Valley Christian Schools, LOC-U.S. Bank NA, 3.770%, 6/7/07 (b)	5,380,000
2,300,000	VMIG1(d)	Daughters of Israel Inc., LOC-Bank of America, 3.880%, 6/1/07 (b)	2,300,000
4,735,000	A-1+	First Academy Inc. Project, Series 2007A, LOC-Fifth Third Bank, 3.770%, 6/7/07 (b)	4,735,000
2,200,000	VMIG1(d)	National Jewish Foundation Building, Series A-5, LOC-Bank of America, 3.880%, 6/1/07 (b)	2,200,000
26,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	26,013,387

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         17

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 3.7% (continued)
$18,310,000	A-1	Eagle Garfield & Routt Counties, CO, School District No. RE 50J, GO, Series 1666, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	$18,310,000
		Fiddlers Business Improvement District, CO, Greenwood Village GO:
8,635,000	VMIG1(d)	LOC-US Bank, 3.850%, 6/7/07 (b)	8,635,000
8,000,000	A-1	Capital Improvement, Subordinated Lien, Series 2, LOC-KEYBANK NA, 3.800%, 6/7/07 (b)	8,000,000
1,080,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 3.600% due 9/1/07 (e)	1,080,000
6,680,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4088, PART, FSA-Insured, SPA-Merrill Lynch, 3.830%, 6/7/07 (a)(b)	6,680,000
		Regional Transportation District, CO:
		COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank:
6,100,000	A-1+	3.630% due 6/8/07	6,100,000
9,000,000	A-1+	3.610% due 6/12/07	9,000,000
11,454,000	A-1	Sales Tax Revenue, Series 1721, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	11,454,000
2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.800%, 6/7/07 (b)	2,200,000

		Total Colorado	115,827,387

District of Columbia — 2.6%
		District of Columbia Revenue:
12,000,000	VMIG1(d)	American College of Cardiology, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	12,000,000
2,425,000	A-1+	American Psychological Association, LOC-Bank of America, 3.780%, 6/7/07 (b)	2,425,000
13,400,000	A-1	GO, Series C, FGIC-Insured, 3.800%, 6/6/07 (b)	13,400,000
14,000,000	A-1+	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 3.830%, 6/7/07 (b)	14,000,000
11,900,000	VMIG1(d)	Sidwell Friends School, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	11,900,000
		Washington D.C., Convention Center Authority, Dedicated Tax Revenue, PART:
20,000,000	VMIG1(d)	Series 1606, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (b)	20,000,000
6,665,000	VMIG1(d)	Series 1730, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	6,665,000

		Total District of Columbia	80,390,000

Florida — 9.4%
9,105,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	9,105,000
8,790,000	A-1+	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	8,790,000

See Notes to Financial Statements.

18         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Florida — 9.4% (continued)
$9,990,000	A-1	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	$9,990,000
5,850,000	AAA	Florida State Department of Environmental Protection, Preservation Revenue, Florida Forever, Series B, MBIA-Insured, 5.000% due 7/1/07	5,855,744
9,000,000	A-1	Florida State Municipal Power Agency, TECP, 3.650% due 6/6/07	9,000,000
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health System:
15,000,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia, 3.750%, 6/7/07 (b)	15,000,000
		Series A:
7,400,000	A-1+	FGIC-Insured, SPA-JPMorgan Chase, 3.750%, 6/7/07 (b)	7,400,000
22,200,000	A-1+	LOC-SunTrust Bank, 3.820%, 6/7/07 (b)	22,200,000
9,435,000	A-1+	Refunding, Adventist Health System, Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.770%, 6/7/07 (b)	9,435,000
		Hillsborough County, FL:
3,400,000	A-1+	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.810%, 6/6/07 (b)	3,400,000
4,000,000	F1+(c)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 3.780%, 6/7/07 (b)	4,000,000
15,700,000	A-1	Jacksonville, FL, Electric Authority, Series 2001-F, TECP, SPA-Landesbank Hessen-Thuringen, 3.800% due 6/4/07	15,700,000
		Jacksonville, FL, TECP, Series A, FGIC-Insured, LOC-Landesbank Baden-Wurttemberg:
6,355,000	A-1	3.700% due 7/16/07	6,355,000
8,315,000	A-1	3.740% due 9/10/07	8,315,000
30,000,000	A-1+	Jacksonville Health Facilities, TECP, LOC-Bank of America, 3.820% due 6/6/07	30,000,000
7,055,000	VMIG1(d)	Lake County, FL, Capital Improvement Revenue, Series 1765, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	7,055,000
8,595,000	A-1+	Martin County, FL, Health Facilities Authority, Hospital Revenue, Refunding, Martin Memorial Medical Center, Series B, LOC-Wachovia Bank NA, 3.800%, 11/15/07 (b)	8,595,000
		Miami-Dade County, FL:
3,545,000	F1+(c)	IDA, Gulliver School Project, LOC-Bank of America, 3.780%, 6/7/07 (b)	3,545,000
20,005,000	A-1	EFA, Revenue, Series 1771, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	20,005,000
16,100,000	A-1+	New College, FL, Development Corp. COP, LOC-Suntrust Bank, 3.760%, 6/6/07 (b)	16,100,000
		Orange County, FL:
9,185,000	A-1+	Health Facilities Authority Revenue, Adventist Long Term Care, LOC-SunTrust Bank, 3.750%, 6/7/07 (b)	9,185,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         19

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Florida — 9.4% (continued)
$3,330,000	VMIG1(d)	Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare, LOC-Suntrust Bank, 3.890%, 6/1/07 (b)	$3,330,000
3,850,000	F1+(c)	IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 3.780%, 6/7/07 (b)	3,850,000
		Palm Beach County, FL:
12,095,000	F1+(c)	EFA, Lynn University Project, LOC-Bank of America, 3.760%, 6/7/07 (b)	12,095,000
4,100,000	VMIG1(d)	Health Facilities Authority, Health Facilities Revenue, Bethesda Healthcare System Project, LOC-SunTrust Bank, 3.890%, 6/1/07 (b)	4,100,000
		Pinellas County, FL:
		Health Facilities Authority Revenue, Refunding:
14,200,000	VMIG1(d)	Health Systems Baycare, Series B-2, FSA-Insured, SPA-Morgan Stanley, 3.760%, 6/7/07 (b)	14,200,000
4,115,000	VMIG1(d)	Hospital Facilities Bayfront Projects, LOC-SunTrust Bank, 3.890%, 6/1/07 (b)	4,115,000
4,885,000	A-1+	IDR, YMCA Suncoast Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	4,885,000
5,530,000	VMIG1(d)	Polk County, FL, IDA Revenue, Lifepath Hospice Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	5,530,000
4,355,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3966, PART, AMBAC Insured, LIQ-Merrill Lynch, 3.840%, 6/7/07 (a)(b)	4,355,000
10,010,000	VMIG1(d)	Sarasota County, FL, Continuing Care Retirement Community Revenue, Refunding, Glenridge Palmer Project, LOC-Bank of Scotland, 3.900%, 6/1/07 (b)	10,010,000

		Total Florida	295,500,744

Georgia — 6.1%
		Atlanta, GA, Airport Revenue, Refunding:
17,800,000	A-1+	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.790%, 6/7/07 (b)	17,800,000
11,900,000	A-1+	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.760%, 6/7/07 (b)	11,900,000
		Bibb County, GA, Development Authority:
2,000,000	A-1+	Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia Bank, 3.830%, 6/7/07 (b)	2,000,000
4,300,000	Aa2(d)	Stratford Academy Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	4,300,000
31,800,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp., Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.810%, 6/6/07 (b)	31,800,000
10,330,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	10,330,000

See Notes to Financial Statements.

20         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 6.1% (continued)
$3,045,000	Aa2(d)	DeKalb County, GA, Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 3.810%, 6/7/07 (b)	$3,045,000
		Fulton County, GA, Development Authority Revenue:
10,000,000	Aa2(d)	Catholic School Properties Inc., LOC-Wachovia Bank, 3.780%, 6/7/07 (b)	10,000,000
7,000,000	VMIG1(d)	Schenck School Inc. Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	7,000,000
11,000,000	VMIG1(d)	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	11,000,000
		Gwinnett County, GA:
11,450,000	VMIG1(d)	Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	11,450,000
1,450,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	1,450,000
		Macon-Bibb County, GA:
10,775,000	VMIG1(d)	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	10,775,000
1,770,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 3.830%, 6/7/07 (b)	1,770,000
13,000,000	A-1+	Urban Development Authority Revenue, Bibb County Law Enforcement, LIQ-Wachovia Bank NA, 3.770%, 6/7/07 (b)	13,000,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue, Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 3.840%, 6/7/07 (a)(b)	1,180,000
13,461,000	A-1+	Municipal Electric Authority, GA, TECP, Series A, LOC-Bayerische Landesbank, Westdeutsche Landesbank, and Wachovia Bank, 3.850% due 6/12/07	13,461,000
2,500,000	Aa2(d)	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	2,500,000
2,645,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project, FNMA-Collateralized, 3.750%, 6/6/07 (b)	2,645,000
		Savannah, GA, Economic Development Authority Revenue:
5,200,000	VMIG1(d)	Savannah Country Day School, LOC-Branch Banking & Trust, 3.810%, 6/7/07 (b)	5,200,000
8,000,000	VMIG1(d)	Telfair Museum Art Inc. Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	8,000,000
4,210,000	VMIG1(d)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	4,210,000
8,400,000	VMIG1(d)	Ware County GA, Hospital Authority, Revenue Anticipation Certificates, Baptist Village Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	8,400,000

		Total Georgia	193,216,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         21

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Hawaii — 0.2%
$7,175,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, GO, Series PT-4048, PART, AMBAC-Insured, SPA-Merrill Lynch, 3.820%, 6/7/07 (a)(b)	$7,175,000

Illinois — 14.7%
		Chicago, IL:
		Board of Education, GO:
20,800,000	A-1	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	20,800,000
15,750,000	F1+(c)	Series 1733, PART, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	15,750,000
18,380,000	A-1+	Series E, FSA-Insured, SPA-Depfa Bank Europe, 3.780%, 6/7/07 (b)	18,380,000
		GO:
		MSTC:
8,900,000	A-1	PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	8,900,000
15,000,000	A-1+	Series SGA 99, PART, FGIC-Insured, LIQ-Societe Generale, 3.860%, 6/6/07 (b)	15,000,000
38,600,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.780%, 6/7/07 (b)	38,600,000
5,250,000	AAA	O’Hare International Airport Revenue, Refunding Bonds, Third Lien, Series A, MBIA-Insured, 5.000% due 1/1/08	5,291,001
9,600,000	A-1+	Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, Series A, LOC-Bank of New York, 3.770%, 6/6/07 (b)	9,600,000
		Cook County, IL:
4,000,000	VMIG1(d)	Catholic Theological University Project, LOC-Harris Bank, 3.790%, 6/6/07 (b)	4,000,000
6,500,000	A-1+	GO, Capital Improvement Series E, SPA-Depfa Bank PLC, 3.800%, 6/7/07 (b)	6,500,000
		DuPage County, IL, Transportation Revenue, MSTC, PART:
17,300,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	17,300,000
8,000,000	A-1	Series 9010, PART, FSA-Insured, LIQ-Bear Stearns, Class A, 3.810%, 6/7/07 (a)(b)	8,000,000
		Elgin, IL:
7,000,000	A-1+	Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.750%, 6/7/07 (b)	7,000,000
4,500,000	VMIG1(d)	Revenue, Judson College, LOC-JPMorgan Chase, 3.860%, 6/6/07 (b)	4,500,000
		Illinois DFA:
20,000,000	A-1+	Evanston-Northwestern Health Care Corp., Series A, SPA-JPMorgan Chase, 3.820%, 6/7/07 (b)	20,000,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 3.860%, 6/6/07 (b)	4,500,000

See Notes to Financial Statements.

22         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 14.7% (continued)
$9,560,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.880%, 6/1/07 (b)	$9,560,000
5,250,000	A-1+	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.860%, 6/6/07 (b)	5,250,000
		Illinois Finance Authority Revenue:
7,500,000	VMIG1(d)	Dominican University, LOC-JPMorgan Chase, 3.830%, 6/6/07 (b)	7,500,000
12,500,000	VMIG1(d)	Elmhurst College, LOC-Bank of America NA, 3.760%, 6/7/07 (b)	12,500,000
12,900,000	F1+(c)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.750%, 6/7/07 (b)	12,900,000
4,050,000	VMIG1(d)	Planned Parenthood Project, Series A, LOC-Charter One Bank NA, 3.800%, 6/7/07 (b)	4,050,000
10,550,000	A-1+	Refunding, Rush University Medical Center, Series A-2, MBIA-Insured, SPA-JPMorgan Chase Bank, 3.730%, 6/6/07 (b)	10,550,000
55,200,000	F1+(c)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.770%, 6/7/07 (b)	55,200,000
		Illinois Health Facilities Authority Revenue:
9,275,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 3.820%, 6/7/07 (b)	9,275,000
		Pekin Memorial Hospital and Healthcare Centers:
10,000,000	VMIG1(d)	Series 97, LOC-Fifth Third Bank, 3.840%, 6/7/07 (b)	10,000,000
3,900,000	VMIG1(d)	Series C, LOC-Fifth Third Bank, 3.840%, 6/7/07 (b)	3,900,000
19,400,000	A-1	Illinois State, Toll Highway Authority, MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	19,400,000
		Illinois State, GO:
21,700,000	SP-1+	4.250% due 6/7/07	21,702,213
9,985,000	A-1+	Series 378, FGIC-Insured, PART, LIQ-Merrill Lynch, 3.830%, 6/7/07 (a)(b)	9,985,000
		Lombard, IL:
6,482,000	F1+(c)	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	6,482,000
9,300,000	VMIG1(d)	Revenue, National University Health Sciences Project, LOC-JPMorgan Chase, 3.860%, 6/7/07 (b)	9,300,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024, FGIC-Insured, PART, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	15,870,000
9,500,000	VMIG1(d)	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education, LOC-LaSalle Bank N.A., 3.790%, 6/7/07 (b)	9,500,000
14,975,000	VMIG1(d)	Springfield, IL, Electric Revenue, Series 1619, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	14,975,000
10,145,000	A-1	University of Illinois, COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	10,145,000

		Total Illinois	462,165,214

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         23

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 1.7%
$4,000,000	Aa3(d)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia Bank, 3.830%, 6/7/07 (b)	$4,000,000
23,595,000	VMIG1(d)	Indiana Health & Educational Facilities Financing Authority, Revenue, Educational Facilities, University of Evansville, LOC-Fifth Third Bank, 3.800%, 6/1/07 (b)	23,595,000
		Indiana Health Facilities Financing Authority:
300,000	A-1	Capital Access Designated Pool, LOC-Comerica Bank, 3.770%, 6/6/07 (b)	300,000
7,690,000	A-1+	Hospital Revenue, Deaconess Hospital Obligation, Series B, LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	7,690,000
4,950,000	VMIG1(d)	Riverview Hospital Project, LOC-National City Bank, 3.790%, 6/7/07 (b)	4,950,000
		Indianapolis, IN, Refunding:
11,055,000	A-1+	Local Public Improvement Bond Bank, Series F-1, MBIA-Insured, SPA-JPMorgan Chase, 3.730%, 6/6/07 (b)	11,055,000
625,000	A-1+	Waterworks Project, Series G-2, MBIA-Insured, SPA-Depfa Bank PLC, 3.760%, 6/7/07 (b)	625,000

		Total Indiana	52,215,000

Iowa — 0.9%
		Iowa Finance Authority:
2,000,000	VMIG1(d)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 3.840%, 6/7/07 (b)	2,000,000
22,165,000	A-1+	Revenue, Refunding, Trinity Health, Series D, 3.760%, 6/7/07 (b)	22,165,000
5,500,000	A-1+	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan Chase, 3.860%, 6/6/07 (b)	5,500,000

		Total Iowa	29,665,000

Kansas — 1.1%
23,600,000	A-1+	Kansas State Department of Transportation Highway Revenue, Series C-3, SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.750%, 6/7/07 (b)	23,600,000
10,280,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 3.770%, 6/7/07 (b)	10,280,000

		Total Kansas	33,880,000

Kentucky — 1.7%
8,000,000	VMIG1(d)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank, 3.840%, 6/6/07 (b)	8,000,000
9,540,000	A-1+	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., Series B, LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	9,540,000
8,495,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe Generale, 3.800%, 6/7/07 (a)(b)	8,495,000

See Notes to Financial Statements.

24         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Kentucky — 1.7% (continued)
$8,810,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3997, Harlan County, KY, School District Financial Corporation School Building, MBIA-Insured, SPA-Merrill Lynch, 3.830%, 6/7/07 (a)(b)	$8,810,000
9,955,000	VMIG1(d)	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, Series A, LOC-U.S. Bank, 3.890%, 6/1/07 (b)	9,955,000
9,225,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	9,225,000

		Total Kentucky	54,025,000

Maryland — 3.9%
		Baltimore, MD:
7,505,000	A-1+	GO/PART, Series PT-364, LIQ-Merrill Lynch, 3.830%, 6/7/07 (b)	7,505,000
4,250,000	A-1+	IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.800%, 6/6/07 (b)	4,250,000
3,900,000	VMIG1(d)	Baltimore County, MD, EDR, Garrison Forest School Inc. Project, LOC-SunTrust Bank, 3.890%, 6/1/07 (b)	3,900,000
3,600,000	VMIG1(d)	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 3.810%, 6/7/07 (b)	3,600,000
600,000	A-1+	Maryland State Economic Development Corp. Revenue, Refunding, Constellation Energy Inc., Series B, LOC-Wachovia Bank, 3.760%, 6/7/07 (b)	600,000
20,850,000	A-1+	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 3.810%, 6/7/07 (a)(b)	20,850,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
18,300,000	VMIG1(d)	Adventist Healthcare, Series A, LOC-LaSalle Bank, 3.750%, 6/7/07 (b)	18,300,000
17,650,000	A-1+	Johns Hopkins University Revenue, TECP, Series B, 3.740% due 8/7/07	17,650,000
2,360,000	VMIG1(d)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	2,360,000
13,300,000	A-1+	University of Maryland Medical System, Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.760%, 6/7/07 (b)	13,300,000
		Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	A-1+	Series B, 3.810%, 6/6/07 (b)	15,000,000
6,100,000	A-1+	Series C, 3.790%, 6/6/07 (b)	6,100,000
10,660,000	A-1	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal Life Care Community Inc., Series B, LOC-LaSalle Bank N.A., 3.750%, 6/7/07 (b)	10,660,000

		Total Maryland	124,075,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         25

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 3.3%
		Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia:
$20,000,000	A-1+	3.600% due 6/4/07	$20,000,000
10,000,000	A-1+	3.600% due 8/1/07	10,000,000
20,000,000	A-1+	3.600% due 8/2/07	20,000,000
14,200,000	A-1+	Massachusetts State, TECP, 3.880% due 6/8/07	14,200,000
		Massachusetts State DFA Revenue:
3,500,000	VMIG1(d)	Buckingham Browne and Nichols School, LOC-JPMorgan Chase, 3.780%, 6/7/07 (b)	3,500,000
5,295,000	VMIG1(d)	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.870%, 6/7/07 (b)	5,295,000
14,500,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.760%, 6/7/07 (b)	14,500,000
3,950,000	VMIG1(d)	St. Mark’s School, LOC-Bank of America, 3.760%, 6/7/07 (b)	3,950,000
11,000,000	A-1+	Massachusetts State HEFA, Revenue, TECP, Harvard University, Series EE, 3.760% due 8/6/07	11,000,000

		Total Massachusetts	102,445,000

Michigan — 3.2%
11,800,000	VMIG1(d)	Detroit, MI, Downtown Development Authority, Millender Center Project, LOC-HSBC, 4.100%, 6/7/07 (b)	11,800,000
10,800,000	A-1+	Fremont, MI, Hospital Finance Authority, Revenue, Ltd. Obligation-Gerber Memorial Health, LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	10,800,000
5,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-Bank of Nova Scotia, 4.500% due 8/20/07	5,008,665
35,000,000	SP-1+	Michigan State, GO, Notes, Series A, LOC-Depfa Bank PLC, 4.250% due 9/28/07	35,075,393
20,000,000	A-1+	Michigan State Housing Development Authority, Series C, SPA-Depfa Bank PLC, 3.830%, 6/6/07 (b)	20,000,000
15,600,000	A-1+	Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen, 3.720%, 6/6/07 (b)	15,600,000
3,540,000	A-1+	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	3,540,000

		Total Michigan	101,824,058

Mississippi — 0.3%
10,000,000	VMIG1(d)	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources Mississippi LLC Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	10,000,000

Missouri — 1.2%
6,500,000	A-1+	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 3.810%, 6/7/07 (b)	6,500,000
15,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes, Series FY, 4.500% due 6/29/07	15,008,889

See Notes to Financial Statements.

26         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Missouri — 1.2% (continued)
$4,050,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase, 3.870%, 6/1/07 (b)	$4,050,000
		Missouri State HEFA, Revenue, Washington University:
4,775,000	A-1+	Series A, SPA-Dexia Credit Local, 3.880%, 6/1/07 (b)	4,775,000
3,000,000	A-1+	Series B, SPA-JPMorgan Chase, 3.880%, 6/1/07 (b)	3,000,000
4,640,000	A-1+	Missouri State, HEFA, Health Facilities Revenue, BJC Health Systems, Series B, SPA-Bank of Nova Scotia & JP Morgan Chase Bank, 3.610%, 6/1/07 (b)	4,640,000

		Total Missouri	37,973,889

Nebraska — 0.6%
8,000,000	A-1	Nebraska Public Power District, TECP, Series A, LIQ-Bank of Nova Scotia, 3.760% due 7/3/07	8,000,000
10,000,000	A-1	Omaha Public Power District, TECP, 3.670% due 8/9/07	10,000,000

		Total Nebraska	18,000,000

Nevada — 1.4%
14,920,000	VMIG1(d)	Clark County, NV, GO, Series 1700, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	14,920,000
11,370,000	VMIG1(d)	Clark County, NV, School District, GO, Series 1621, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	11,370,000
16,860,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, GO, Series PT-4110, PART, FSA-Insured, SPA-Merrill Lynch, 3.830%, 6/7/07 (a)(b)	16,860,000

		Total Nevada	43,150,000

New Hampshire — 0.4%
		New Hampshire HEFA Revenue:
4,445,000	VMIG1(d)	Frisbie Memorial Hospital, LOC-Bank of America, 3.790%, 6/7/07 (b)	4,445,000
3,450,000	VMIG1(d)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.770%, 6/7/07 (b)	3,450,000
6,000,000	A-1+	Phillips Exeter Academy, SPA-Northern Trust Company, 3.760%, 6/7/07 (b)	6,000,000

		Total New Hampshire	13,895,000

New Mexico — 0.8%
15,000,000	SP-1+	New Mexico State, TRAN, 4.750% due 6/29/07	15,010,981
1,600,000	AAA	New Mexico State Highway Commission Revenue, Subordinated Lien Tax Revenue Highway Bonds, Series B, AMBAC-Insured, 5.000% due 6/15/07	1,600,764
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, SPA-Westdeutsche Landesbank, 3.830%, 6/6/07 (b)	7,625,000

		Total New Mexico	24,236,745

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         27

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

New York — 1.3%
$26,000,000	A-1+	Metropolitan Transportation Authority of New York Revenue, TECP, LOC-ABN AMRO, 3.650% due 6/8/07	$26,000,000
16,475,000	A-1	New York State Power Authority, TECP, Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank, 3.700% due 9/4/07	16,475,000

		Total New York	42,475,000

North Carolina — 2.1%
3,060,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.770%, 6/7/07 (b)	3,060,000
4,380,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.760%, 6/7/07 (b)	4,380,000
		North Carolina Capital Facilities Finance Agency:
4,150,000	A-1+	Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust, 3.810%, 6/7/07 (b)	4,150,000
6,260,000	VMIG1(d)	Lees-McRae College, LOC-BB&T Corp., 3.830%, 6/7/07 (b)	6,260,000
8,905,000	F1+(c)	North Carolina Capital Facilities Finance Agency Revenue, Elon University, LOC-Bank of America NA, 3.780%, 6/6/07 (b)	8,905,000
		North Carolina Educational Facilities Finance Agency Revenue:
4,035,000	Aa2(d)	Cape Fear Academy, LOC-Wachovia Bank, 3.830%, 6/7/07 (b)	4,035,000
6,065,000	F1+(c)	Providence Day School, LOC-Bank of America, 3.760%, 6/7/07 (b)	6,065,000
		North Carolina Medical Care Commission:
15,870,000	VMIG1(d)	Randolph Hospital Inc. Project, LOC-SunTrust Bank, 3.760%, 6/7/07 (b)	15,870,000
2,500,000	VMIG1(d)	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.810%, 6/7/07 (b)	2,500,000
3,850,000	A-1	St. Josephs Health System Inc., SPA-BB&T Corp, 3.810%, 6/7/07 (b)	3,850,000
7,320,000	A-1+	Winston-Salem, NC, Water and Sewer Systems Revenue, Refunding, Series C, SPA-Dexia Credit Local, 3.780%, 6/6/07 (b)	7,320,000

		Total North Carolina	66,395,000

Ohio — 4.4%
4,105,000	VMIG1(d)	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 3.790%, 6/7/07 (b)	4,105,000
7,000,000	VMIG1(d)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third Bank, JPMorgan Chase, US Bank, 3.830%, 6/6/07 (b)	7,000,000
10,500,000	A-1+	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton Memorial, LOC-Fifth Third Bank, 3.870%, 6/1/07 (b)	10,500,000

See Notes to Financial Statements.

28         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 4.4% (continued)
$11,000,000	A-1+	Dayton-Montgomery County, OH, Port Authority Development Revenue, Caresource Project, Series A, LOC-Fifth Third Bank, 3.800%, 6/1/07 (b)	$11,000,000
		Franklin County, OH:
7,200,000	A-1	Healthcare Facilities Revenue, Refunding, Presbyterian Retirement Services Foundation, Series B, LOC-National City Bank, 3.780%, 6/7/07 (b)	7,200,000
23,435,000	VMIG1(d)	Hospital Revenue, Children Hospital, Series B, FGIC-Insured, SPA-National City Bank, 3.820%, 6/7/07 (b)	23,435,000
12,035,000	VMIG1(d)	Greene County, OH, Hospital Facilities Revenue, Med-Health Systems Inc., Series A, LOC-KEYBANK N.A., 3.800%, 6/7/07 (a)(b)	12,035,000
10,000,000	F-1+(c)	Hamilton County, OH, Sales Tax Revenue, Series 1820, AMBAC-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	10,000,000
25,000,000	A-1+	Montgomery County, OH, Revenue, Catholic Health Initiatives, Series B-1, 3.750%, 6/6/07 (b)	25,000,000
7,000,000	A-1+	Ohio State Higher Educational Facilities, Ohio State University, 2005 Series F, TECP, 3.720% due 6/7/07	7,000,000
		Ohio State Higher Educational Facilities Revenue:
5,580,000	VMIG1(d)	Ashland University Project, LOC-Key Bank, 3.810%, 6/7/07 (b)	5,580,000
3,020,000	VMIG1(d)	Pooled Financing Program, Series A, LOC-Fifth Third Bank, 3.850%, 6/1/07 (b)	3,020,000
14,250,000	A-1+	Ohio State Water Development Authority, Pollution Control Facilities Revenue, Refunding, Firstenergy Project, Series B, LOC-Barclays Bank PLC, 3.790%, 6/6/07 (b)	14,250,000

		Total Ohio	140,125,000

Oregon — 1.1%
8,555,000	VMIG1(d)	Clackamas County, OR, School District No. 12 North Clackamas, GO, Series 1728, PART, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	8,555,000
9,535,000	AAA	Oregon State Department of Transportation, Highway User Tax Revenue, Senior-Lien, Series A, 4.500% due 11/15/07	9,568,277
2,900,000	VMIG1(d)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.810%, 6/7/07 (b)	2,900,000
14,835,000	VMIG1(d)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 3.810%, 6/7/07 (b)	14,835,000

		Total Oregon	35,858,277

Pennsylvania — 7.7%
		Allegheny County, PA, GO:
3,638,500	VMIG1(d)	Series 1663, PART, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	3,638,500
30,000,000	A-1+	Series C-58A, LOC-JPMorgan Chase, 3.830%, 6/7/07 (b)	30,000,000
		Beaver County, PA, IDA, PCR:
10,000,000	A-1+	Refunding, FirstEnergy Generation Corp., LOC-Barclays Bank PLC, 3.880%, 6/1/07 (b)	10,000,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         29

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 7.7% (continued)
$24,500,000	A-1+	Revenue, FirstEnergy, Series B, LOC-Barclays Bank PLC, 3.790%, 6/6/07 (b)	$24,500,000
25,000,000	F1+(c)	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 3.780%, 6/7/07 (b)	25,000,000
4,300,000	A-1+	Geisinger Authority PA Health Systems, Geisinger Health System, SPA-Bank of America, 3.870%, 6/1/07 (b)	4,300,000
20,000,000	A-1+	Harrisburg, PA, School Revenue, Harrisburg Project, FSA-Insured, SPA-Dexia Credit Local, 3.770%, 6/7/07 (b)	20,000,000
5,155,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, LIQ-PNC Bank, 3.780%, 6/6/07 (b)	5,155,000
6,495,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC-Insured, SPA-Wachovia Bank, 3.840%, 6/7/07 (b)	6,495,000
7,860,000	VMIG1(d)	Manheim Township School District, PA, GO, FSA-Insured, SPA-Royal Bank of Canada, 3.780%, 6/7/07 (b)	7,860,000
		Philadelphia, PA:
5,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	5,002,702
17,750,000	SP-1+	School District, GO, TRAN, Series A, LOC-Bank of America, 4.500% due 6/29/07	17,759,440
6,105,000	VMIG1(d)	Phoenixville, PA, Area School District, GO, FSA-Insured, SPA-Wachovia Bank N.A., 3.780%, 6/7/07 (b)	6,105,000
25,000,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C, 3.720%, 6/6/07 (b)	25,000,000
		West Cornwall Township Municipal Authority, PA:
34,580,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.790%, 6/7/07 (b)	34,580,000
		General Government Loan Program:
4,830,000	A-1+	FSA-Insured, SPA-Dexia Credit Local, 3.790%, 6/7/07 (b)	4,830,000
4,205,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.790%, 6/7/07 (b)	4,205,000
8,430,000	VMIG1(d)	Westmoreland County, PA, Municipal Authority Services Revenue, Series 1682, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	8,430,000

		Total Pennsylvania	242,860,642

Rhode Island — 0.3%
10,800,000	A-1+	Rhode Island Health and Educational Building Corp. Revenue, Catholic Schools Program, Series A, LOC-Citizens Bank of Rhode Island, 3.760%, 6/6/07 (b)	10,800,000

South Carolina — 0.6%
5,000,000	VMIG1(d)	Scago Educational Facilities Corp. for Pickens School District South Carolina, Series 1753, PART, FSA-Insured, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	5,000,000

See Notes to Financial Statements.

30         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

South Carolina — 0.6% (continued)
		South Carolina Jobs, EDA:
$4,500,000	VMIG1(d)	EDR, Southside Christian School, LOC-SunTrust Bank, 3.810%, 6/6/07 (b)	$4,500,000
2,350,000	A-1+	Family YMCA Florence Project, LOC-Wachovia Bank, 3.830%, 6/7/07 (b)	2,350,000
7,000,000	VMIG1(d)	South Carolina, EFA, Private Non-Profit Institutions, Presbyterian College Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	7,000,000

		Total South Carolina	18,850,000

Tennessee — 3.6%
11,500,000	VMIG1(d)	Blount County, TN, Health & Educational Facilities Board Revenue, Maryville College Project, LOC-Bank of America NA, 3.760%, 6/7/07 (b)	11,500,000
7,500,000	VMIG1(d)	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Webb School of Knoxville Project, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	7,500,000
15,000,000	A-1+	Memphis-Shelby County, TN, Sports Authority Inc. Revenue, Refunding, Memphis Arena Project, Series A, MBIA-Insured, SPA-Dexia Credit Local, 3.780%, 6/7/07 (b)	15,000,000
		Metropolitan Government of Nashville & Davidson County, TN:
7,300,000	VMIG1(d)	IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank, 3.760%, 6/6/07 (b)	7,300,000
20,900,000	A-1+	TECP, Vanderbilt University, Series 04A, 3.820% due 7/10/07	20,900,000
10,130,000	A-1+	Metropolitan of Government Nashville & Davidson County, TN, TECP, Vanderbilt University, Series 04A, 3.660% due 6/1/07	10,130,000
6,195,000	VMIG1(d)	Montgomery County, TN, Public Building Authority, Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.760%, 6/7/07 (b)	6,195,000
		Sevier County, TN, Public Building Authority, Local Government Public Improvement:
4,100,000	VMIG1(d)	Series I-A-1, AMBAC-Insured, LIQ-Credit Suisse, 3.790%, 6/7/07 (b)	4,100,000
5,000,000	VMIG1(d)	Series I-A-2, AMBAC-Insured, LIQ-Credit Suisse, 3.790%, 6/7/07 (b)	5,000,000
2,100,000	VMIG1(d)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.790%, 6/7/07 (b)	2,100,000
3,300,000	VMIG1(d)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.790%, 6/7/07 (b)	3,300,000
2,900,000	VMIG1(d)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.790%, 6/7/07 (b)	2,900,000
7,430,000	VMIG1(d)	Series II-G-1, AMBAC-Insured, SPA-Kredietbank NV, 3.790%, 6/7/07 (b)	7,430,000
9,945,000	F1+(c)	Shelby County, TN, Health Educational & Housing Facilities Board, MFH, Kirby Parkway, LIQ-FHLMC, 3.770%, 6/7/07 (b)	9,945,000

		Total Tennessee	113,300,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         31

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Texas — 12.7%
		Austin, TX:
$10,000,000	A-1+	Utilities System Revenue, TECP, JPMorgan Chase, State Street Bank & Trust, and Bayerische Landesbank, 3.800% due 7/10/07	$10,000,000
730,000	VMIG1(d)	Water & Wastewater System Revenue, PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.810%, 6/7/07 (a)(b)	730,000
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
7,730,000	VMIG1(d)	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.880%, 6/1/07 (b)	7,730,000
11,015,000	A-1+	Series B-1, MBIA-Insured, SPA-Morgan Guaranty Trust, 3.880%, 6/1/07 (b)	11,015,000
3,075,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.880%, 6/1/07 (b)	3,075,000
18,370,000	A-1	Denton, TX, ISD, GO, MSTC, Class A, Series 2001-117, PSFG, LIQ-Bear Stearns, 3.810%, 6/7/07 (a)(b)	18,370,000
		Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project:
7,000,000	A-1+	Environmental Protection Revenue, 3.600% due 3/1/09 (e)	7,000,000
3,280,000	A-1+	Water Pollution Control Contract Revenue, 3.700% due 7/15/08 (e)	3,280,000
		Harris County, TX, Flood Control District, TECP, LOC-Landesbank Hessen-Thuringen:
3,700,000	P-1	3.680% due 7/11/07	3,700,000
3,650,000	P-1	3.700% due 7/11/07	3,650,000
1,250,000	P-1	3.720% due 7/11/07	1,250,000
800,000	P-1	3.750% due 7/11/07	800,000
1,400,000	P-1	3.800% due 7/11/07	1,400,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
24,150,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.860%, 6/1/07 (b)	24,150,000
17,555,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.860%, 6/1/07 (b)	17,555,000
7,480,000	VMIG1(d)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.880%, 6/1/07 (b)	7,480,000
		Houston, TX:
25,000,000	A-1+	GO, TECP, Series D, LIQ-Depfa Bank PLC, 3.630% due 6/7/07	25,000,000
12,600,000	A-1+	Higher Education Finance Corp., Rice University Project TECP, Series A, 3.660% due 6/6/07	12,600,000
		Hotel Occupancy Tax Parking Revenue, TECP, LOC-Bank of New York:
4,150,000	A-1+	3.780% due 7/9/07	4,150,000
2,000,000	A-1+	3.820% due 7/9/07	2,000,000
19,400,000	A-1+	Water and Sewer System Revenue, Series SGA-73, PART, FGIC-Insured, SPA-Societe Generale, 3.860%, 6/6/07 (a)(b)	19,400,000

See Notes to Financial Statements.

32         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Texas — 12.7% (continued)
$13,800,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Bank of America, 3.760%, 6/7/07 (b)	$13,800,000
5,500,000	VMIG1(d)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG, PART, SPA-ABN AMRO, 3.830%, 6/7/07 (a)(b)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 3.860%, 6/6/07 (a)(b)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe Generale, 3.860%, 6/6/07 (a)(b)	5,000,000
9,500,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.800%, 6/6/07 (b)	9,500,000
19,700,000	A-1+	Plano, TX, ISD, GO, Series SGA 128, PART, PSFG, LIQ-Societe Generale, GO, 3.860%, 6/6/07 (a)(b)	19,700,000
7,015,000	A-1+	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue, LOC-JPMorgan Chase, 3.830%, 6/7/07 (b)	7,015,000
3,330,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-4039, PART, AMBAC-Insured, SPA-Merrill Lynch, 3.830%, 6/7/07 (a)(b)	3,330,000
6,750,000	VMIG1(d)	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, SPA-JPMorgan Chase, 3.790%, 6/7/07 (b)	6,750,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, FSA-Insured, PART, LIQ-Bear Sterns, 3.810%, 6/7/07 (a)(b)	8,990,000
13,000,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.760%, 6/7/07 (b)	13,000,000
9,610,000	A-1+	Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Adventist Long Term Care, LOC-SunTrust Bank, 3.750%, 6/7/07 (b)	9,610,000
38,035,000	SP-1+	Texas State, TRAN, GO, 4.500% due 8/31/07	38,109,888
29,500,000	F1+(c)	Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.750%, 6/7/07 (b)	29,500,000
27,850,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.760%, 6/7/07 (b)	27,850,000
3,000,000	A-1+	University of North Texas Revenue, Series SGA 146, PART, FSA-Insured, LIQ-Societe Generale, 3.860%, 6/6/07 (a)(b)	3,000,000

		Total Texas	401,989,888

Utah — 3.0%
		Central Utah Water Conservancy District, GO:
21,400,000	VMIG1(d)	Refunding, Series C, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.780%, 6/6/07 (b)	21,400,000
14,500,000	A-1+	Series F, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.780%, 6/6/07 (b)	14,500,000
10,600,000	A-1+	Intermountain Power Agency Utilities, TECP, Series 2009E, AMBAC-Insured, SPA-JPMorgan Chase, 3.780% due 7/9/07	10,600,000

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         33

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Utah — 3.0% (continued)
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
$8,735,000	A-1+	Series A, SPA-JPMorgan Chase, 3.880%, 6/1/07 (b)	$8,735,000
		Series B:
17,800,000	A-1+	3.800%, 6/7/07 (b)	17,800,000
490,000	A-1+	SPA-JPMorgan Chase, 3.880%, 6/1/07 (b)	490,000
		Utah County, UT:
4,125,000	A-1+	Heritage Schools Project, Series A, LOC-US Bank, 3.820%, 6/7/07 (b)	4,125,000
10,100,000	A-1+	Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.830%, 6/7/07 (b)	10,100,000
5,900,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.880%, 6/1/07 (b)	5,900,000

		Total Utah	93,650,000

Virginia — 0.3%
8,000,000	MIG1(d)	Fairfax County Redevelopment & Housing Authority Revenue, BAN, Affordable Housing, 4.000% due 2/12/08	8,019,186
200,000	VMIG1(d)	Virginia College Building Authority, VA, Various Shenandoah University Projects, 3.900%, 6/1/07 (b)	200,000

		Total Virginia	8,219,186

Washington — 2.7%
1,900,000	F1+(c)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 3.780%, 6/7/07 (b)	1,900,000
3,635,000	VMIG1(d)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.820%, 6/7/07 (a)(b)	3,635,000
5,900,000	A-1+	University of Washington, Revenue, TECP, 3.750% due 12/4/07	5,900,000
		Washington State Health Care Facilities Authority:
15,000,000	A-1+	Highline Medical Center, LOC-Bank of America, 3.760%, 6/7/07 (b)	15,000,000
14,400,000	VMIG1(d)	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 3.830%, 6/6/07 (b)	14,400,000
7,100,000	A-1+	Washington State Health Care Facilities Authority Revenue, Catholic Health, Series B, SPA-JPMorgan Chase, 3.810%, 6/6/07 (b)	7,100,000
6,000,000	VMIG1(d)	Washington State Higher Education Facilities Authority Revenue, University of Puget Sound Project, Series B, LOC-Bank of America, 3.780%, 6/7/07 (b)	6,000,000
		Washington State Housing Finance Commission:
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo Bank, 3.760%, 6/7/07 (b)	1,900,000
2,100,000	F1+(c)	United Way of King County Project, LOC-Bank of America, 3.890%, 6/1/07 (b)	2,100,000
20,000,000	F1+(c)	Non-Profit Revenue, Skyline at First Hill Project, Series C, LOC-Bank of America N.A., 3.750%, 6/7/07 (a)(b)	20,000,000

See Notes to Financial Statements.

34         Legg Mason Partners Institutional Trust 2007 Annual Report

Schedules of Investments (May 31, 2007) (continued)

Face Amount	Rating‡	Security	Value

Washington — 2.7% (continued)
$5,675,000	AA	Washington State, GO, Refunding, Series C, 4.000% due 1/1/08	$5,685,177

		Total Washington	83,620,177

Wisconsin — 0.4%
6,300,000	A-1+	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase, 3.860%, 6/6/07 (b)	6,300,000
2,000,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, PART, MBIA-Insured, LIQ-U.S. Bank, 3.800%, 6/6/07 (b)	2,000,000
3,600,000	A-1+	Wisconsin State HEFA, Northland College, LOC-Wells Fargo Bank, 3.760%, 6/7/07 (b)	3,600,000

		Total Wisconsin	11,900,000

		TOTAL INVESTMENTS — 99.7% (Cost — $3,143,752,207#)	3,143,752,207
		Other Assets in Excess of Liabilities — 0.3%	10,972,269

		TOTAL NET ASSETS — 100.0%	$3,154,724,476

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted. All ratings are unaudited.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(c)	Rating by Fitch Ratings Service. All ratings are unaudited.

(d)	Rating by Moody’s Investors Service. All ratings are unaudited.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 37 and 38 for definition of ratings.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         35

Schedules of Investments (May 31, 2007) (continued)

Summary of Investments by Industry*

Hospitals	23.9%
Education	19.6
General Obligation	18.4
Miscellaneous	7.7
Transportation	6.2
Life Care Systems	4.5
Utilities	3.7
Public Facilities	3.6
Industrial Development	3.6
Pollution Control	2.9
Tax Allocation	1.7
Water & Sewer	1.2
Finance	1.0
Housing: Single-Family	0.9
Housing: Multi-Family	0.6
Electric	0.4
Savings & Loan	0.1

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2007 and are subject to change.

See Notes to Financial Statements.

36         Legg Mason Partners Institutional Trust 2007 Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Legg Mason Partners Institutional Trust 2007 Annual Report         37

Bond Ratings (unaudited)(continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

38         Legg Mason Partners Institutional Trust 2007 Annual Report

Statements of Assets and Liabilities (May 31, 2007)

	Western Asset Institutional Money Market Fund	Western Asset Institutional Government Money Market Fund	Western Asset Institutional Municipal Money Market Fund
ASSETS:
Investments, at amortized cost	$5,516,668,332	$1,006,731,047	$3,143,752,207
Repurchase Agreement, at amortized cost	69,505,000	309,902,000	—
Cash	705	772	318,759
Interest receivable	33,117,303	3,633,257	20,877,062
Prepaid expenses	353,280	97,125	354,741

Total Assets	5,619,644,620	1,320,364,201	3,165,302,769

LIABILITIES:
Distributions payable	1,123,369	447,234	378,990
Investment management fee payable	959,361	195,041	538,629
Directors’/Trustees’ fees payable	37,952	8,985	21,610
Payable for securities purchased	—	—	9,568,277
Accrued expenses	85,012	45,175	70,787

Total Liabilities	2,205,694	696,435	10,578,293

Total Net Assets	$5,617,438,926	$1,319,667,766	$3,154,724,476

NET ASSETS:
Par value (Note 3)	$56,175	$13,197	$31,545
Paid-in capital in excess of par value	5,617,466,992	1,319,658,291	3,154,675,266
Accumulated net realized gain (loss) on investments	(84,241)	(3,722)	17,665

Total Net Assets	$5,617,438,926	$1,319,667,766	$3,154,724,476

Shares Outstanding	5,617,523,167	1,319,671,488	3,154,511,079

Net Asset Value	$1.00	$1.00	$1.00

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         39

Statements of Operations (For the year ended May 31, 2007)

	Western Asset Institutional Money Market Fund	Western Asset Institutional Government Money Market Fund	Western Asset Institutional Municipal Money Market Fund
INVESTMENT INCOME:
Interest	$257,951,827	$63,050,825	$100,809,585

EXPENSES:
Investment management fee (Note 2)	10,420,674	2,936,724	6,291,190
Registration fees	711,503	348,542	419,153
Directors’/Trustees’ fees (Note 8)	149,705	36,017	85,988
Insurance	98,913	18,645	57,033
Restructuring and reorganization fees (Note 8)	77,956	17,546	48,762
Shareholder reports	38,876	7,956	30,308
Legal fees	37,249	36,482	42,004
Audit and tax	34,800	24,300	26,092
Transfer agent fees	32,922	30,625	31,892
Custody fees	25,500	7,214	14,363
Miscellaneous expenses	20,996	44,616	14,532

Total Expenses	11,649,094	3,508,667	7,061,317
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(369,408)	(725,552)	(615,866)

Net Expenses	11,279,686	2,783,115	6,445,451

Net Investment Income	246,672,141	60,267,710	94,364,134

Net Realized Gain (Loss) on Investments Transactions (Note 1)	(77,020)	9,452	24,107

Increase in Net Assets From Operations	$246,595,121	$60,277,162	$94,388,241

See Notes to Financial Statements.

40         Legg Mason Partners Institutional Trust 2007 Annual Report

Statements of Changes in Net Assets (For the years ended May 31,)

Western Asset Institutional Money Market Fund	2007	2006
OPERATIONS:
Net investment income	$246,672,141	$155,694,787
Net realized gain (loss)	(77,020)	857

Increase in Net Assets From Operations	246,595,121	155,695,644

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(246,750,720)	(155,686,709)
Net realized gains	—	(8,078)

Decrease in Net Assets From Distributions to Shareholders	(246,750,720)	(155,694,787)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	15,272,198,791	13,887,572,529
Reinvestment of distributions	227,558,600	142,587,029
Cost of shares repurchased	(14,497,828,830)	(12,616,682,743)

Increase in Net Assets From Fund Share Transactions	1,001,928,561	1,413,476,815

Increase in Net Assets	1,001,772,962	1,413,477,672
NET ASSETS:
Beginning of year	4,615,665,964	3,202,188,292

End of year*	$5,617,438,926	$4,615,665,964

* Includes undistributed net investment income of:	—	$78,579

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         41

Statements of Changes in Net Assets (For the years ended May 31, ) (continued)

Western Asset Institutional Government Money Market Fund	2007	2006
OPERATIONS:
Net investment income	$60,267,710	$25,069,218
Net realized gain (loss)	9,452	(6,127)

Increase in Net Assets From Operations	60,277,162	25,063,091

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(60,284,324)	(25,069,218)

Decrease in Net Assets From Distributions to Shareholders	(60,284,324)	(25,069,218)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	3,412,694,032	2,806,269,250
Reinvestment of distributions	55,939,972	23,543,164
Cost of shares repurchased	(2,868,711,988)	(3,067,569,859)

Increase (Decrease) in Net Assets From Fund Share Transactions	599,922,016	(237,757,445)

Increase (Decrease) in Net Assets	599,914,854	(237,763,572)
NET ASSETS:
Beginning of year	719,752,912	957,516,484

End of year*	$1,319,667,766	$719,752,912

* Includes undistributed net investment income of:	—	$16,614

See Notes to Financial Statements.

42         Legg Mason Partners Institutional Trust 2007 Annual Report

Statements of Changes in Net Assets (For the years ended May 31,) (continued)

Western Asset Institutional Municipal Money Market Fund	2007	2006
OPERATIONS:
Net investment income	$94,364,134	$62,482,089
Net realized gain (loss)	24,107	(6,442)

Increase in Net Assets From Operations	94,388,241	62,475,647

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(94,364,134)	(62,482,089)
Net realized gains	—	(60,738)

Decrease in Net Assets From Distributions to Shareholders	(94,364,134)	(62,542,827)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	7,913,682,018	8,501,215,686
Reinvestment of distributions	87,591,647	57,466,786
Cost of shares repurchased	(7,404,052,924)	(8,085,952,241)

Increase in Net Assets From Fund Share Transactions	597,220,741	472,730,231

Increase in Net Assets	597,244,848	472,663,051
NET ASSETS:
Beginning of year	2,557,479,628	2,084,816,577

End of year	$3,154,724,476	$2,557,479,628

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         43

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended May 31:

	Class A shares

Western Asset Institutional Money Market Fund	2007		2006		2005		2004		2003
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Income (Loss) From Operations:
Net investment income	0.051		0.039		0.019		0.009		0.014
Net realized gain (loss)(1)	(0.000)		0.000		0.000		0.000		0.000

Total Income From Operations	0.051		0.039		0.019		0.009		0.014

Less Distributions From:
Net investment income	(0.051)		(0.039)		(0.019)		(0.009)		(0.014)
Net realized gains	—		(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)

Total Distributions	(0.051)		(0.039)		(0.019)		(0.009)		(0.014)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(2)	5.19%		3.96%		1.90%		0.91%		1.42%

Net Assets, End of Year (millions)	$5,617		$4,616		$3,202		$3,495		$3,969

Ratios to Average Net Assets:
Gross expenses	0.24	%(3)	0.26%		0.30%		0.30%		0.29%
Net expenses(4)(5)	0.23	(3)	0.22		0.22		0.23		0.23
Net investment income	5.08		3.96		1.87		0.91		1.40

(1)	Amount represents less than $0.001 per share.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.24% and 0.23%, respectively (Note 8).

(4)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.23%.

(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

44         Legg Mason Partners Institutional Trust 2007 Annual Report

Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended May 31:

	Class A shares
Western Asset Institutional Government Money Market Fund	2007		2006	2005	2004(1)		2003
Net Asset Value, Beginning of Year	$1.000		$1.000	$1.000	$1.000		$1.000

Income (Loss) From Operations:
Net investment income	0.050		0.038	0.018	0.009		0.013
Net realized gain (loss)(2)	0.000		(0.000)	0.000	0.000		0.000

Total Income From Operations	0.050		0.038	0.018	0.009		0.013

Less Distributions From:
Net investment income	(0.050)		(0.038)	(0.018)	(0.009)		(0.013)
Net realized gains	—		—	—	(0.000	)(2)	(0.000	)(2)

Total Distributions	(0.050)		(0.038)	(0.018)	(0.009)		(0.013)

Net Asset Value, End of Year	$1.000		$1.000	$1.000	$1.000		$1.000

Total Return(3)	5.14%		3.85%	1.83%	0.86%		1.31%

Net Assets, End of Year (millions)	$1,320		$720	$958	$1,184		$627

Ratios to Average Net Assets:
Gross expenses	0.29	%(4)	0.32%	0.32%	0.32%		0.35%
Net expenses(5)(6)	0.23	(4)	0.22	0.23	0.23		0.23
Net investment income	5.03		3.77	1.66	0.86		1.30

(1)	Per share amounts have been calculated using the average shares method.

(2)	Amount represents less than $0.001 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.29% and 0.23%, respectively (Note 8).

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.23%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Institutional Trust 2007 Annual Report         45

Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended May 31:

	Class A shares

Western Asset Institutional Municipal Money Market Fund	2007		2006		2005		2004	2003
Net Asset Value, Beginning of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Income From Operations:
Net investment income	0.034		0.027		0.015		0.008	0.012
Net realized gain (loss)(1)	0.000		(0.000)		0.000		(0.000)	0.000

Total Income From Operations	0.034		0.027		0.015		0.008	0.012

Less Distributions From:
Net investment income	(0.034)		(0.027)		(0.015)		(0.008)	(0.012)
Net realized gains	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—	—

Total Distributions	(0.034)		(0.027)		(0.015)		(0.008)	(0.012)

Net Asset Value, End of Year	$1.000		$1.000		$1.000		$1.000	$1.000

Total Return(2)	3.46%		2.69%		1.50%		0.81%	1.18%

Net Assets, End of Year (millions)	$3,155		$2,557		$2,085		$1,884	$1,932

Ratios to Average Net Assets:
Gross expenses	0.25	%(3)	0.27%		0.31%		0.30%	0.32%
Net expenses(4)(5)	0.23	(3)	0.22		0.23		0.23	0.23
Net investment income	3.41		2.68		1.51		0.81	1.16

(1)	Amount represents less than $0.001 per share.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.25% and 0.23%, respectively (Note 8).

(4)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.23%.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

46         Legg Mason Partners Institutional Trust 2007 Annual Report

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”), Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”), are separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Municipal Money Market Fund were known as Smith Barney Institutional Cash Management Fund Inc.—Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively. Each Fund was a separate diversified series of Smith Barney Institutional Cash Management Fund Inc. (the “Company”), a Maryland corporation registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually.

Legg Mason Partners Institutional Trust 2007 Annual Report         47

Notes to Financial Statements (continued)

Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, there were no reclassifications for the Funds.

2.	Investment Management Agreement and Other Transactions with Affiliates

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), served as the investment manager to the Funds. Under the investment management agreements, each Fund paid an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Funds’ investment manager and Western Asset Management Company (“Western Asset”) became the Funds’ subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Funds. The Funds’ investment management fee remained unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

During the year ended May 31, 2007, the Funds’ Class A shares each had voluntary expense limitations in place not to exceed 0.23% of the average net assets of each Fund’s Class A shares.

During the year ended May 31, 2007, SBFM and LMPFA waived a portion of their investment management fees in the amount of $338,531, $718,764 and $596,609 for the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Municipal Money Market Fund, respectively. In addition, during the year

48         Legg Mason Partners Institutional Trust 2007 Annual Report

Notes to Financial Statements (continued)

ended May 31, 2007, SBFM and LMPFA reimbursed expenses in the amount of $30,877, $6,788 and $19,257 for the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Municipal Money Market Fund, respectively.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Funds. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Shares of Beneficial Interest

At May 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Prior to April 16, 2007, the Company had 75 billion shares of capital stock authorized with a par value of $0.00001 per share. The Trust has the ability to issue multiple classes of shares.

Transactions in Class A shares of each Fund were as follows:

	Year Ended May 31, 2007	Year Ended May 31, 2006
Institutional Money Market Fund
Shares sold	15,272,198,791	13,887,572,529
Shares issued on reinvestment	227,558,600	142,587,029
Shares repurchased	(14,497,828,830)	(12,616,682,743)

Net Increase	1,001,928,561	1,413,476,815

Institutional Government Money Market Fund
Shares sold	3,412,694,032	2,806,269,250
Shares issued on reinvestment	55,939,972	23,543,164
Shares repurchased	(2,868,711,988)	(3,067,569,859)

Net Increase (Decrease)	599,922,016	(237,757,445)

Institutional Municipal Money Market Fund
Shares sold	7,913,682,018	8,501,215,686
Shares issued on reinvestment	87,591,647	57,466,786
Shares repurchased	(7,404,052,924)	(8,085,952,241)

Net Increase	597,220,741	472,730,231

Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount in the Statements of Changes in Net Assets for the corresponding beneficial share transactions.

Legg Mason Partners Institutional Trust 2007 Annual Report         49

Notes to Financial Statements (continued)

4.	Income Tax Information and Distributions to Shareholders

Subsequent to the fiscal year end, the Funds made the following distributions:

Record Date Payable Date	Institutional Money Market Fund	Institutional Government Money Market Fund	Institutional Municipal Money Market Fund
Daily 6/29/2007	$0.004358	$0.004280	$0.002965

The tax character of distributions paid during the fiscal year ended May 31, 2007 was as follows:

	Institutional Money Market Fund	Institutional Government Money Market Fund	Institutional Municipal Money Market Fund
Distributions Paid From:
Ordinary Income	$246,750,720	$60,284,324	—
Tax-Exempt Income	—	—	$94,364,134

Total Distributions Paid	$246,750,720	$60,284,324	$94,364,134

The tax character of distributions paid during the fiscal year ended May 31, 2006 was as follows:

	Institutional Money Market Fund	Institutional Government Money Market Fund	Institutional Municipal Money Market Fund
Distributions Paid From:
Ordinary Income	$155,694,787	$25,069,218	$1,820
Tax-Exempt Income	—	—	62,480,269
Net Long-Term Capital Gains	—	—	60,738

Total Distributions Paid	$155,694,787	$25,069,218	$62,542,827

As of May 31, 2007, there were no significant differences between the book and tax components of net assets.

During the taxable year ended May 31, 2007, Institutional Municipal Money Market Fund utilized $6,442 and Institutional Government Money Market Fund utilized $909, of their respective capital loss carryovers available from prior years. As of May 31, 2007, the Institutional Money Market Fund and the Institutional Government Money Market Fund had, for federal income tax purposes, a net capital loss carryforward of $73,166, which expires in 2015, and $3,722, which expires in 2013, respectively. These amounts will be available to offset any future taxable capital gains.

50         Legg Mason Partners Institutional Trust 2007 Annual Report

Notes to Financial Statements (continued)

5.	Regulatory Matters

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then investment adviser or manager to the Funds, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including these Funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

Legg Mason Partners Institutional Trust 2007 Annual Report         51

Notes to Financial Statements (continued)

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Funds’ manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Funds’ manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and

52         Legg Mason Partners Institutional Trust 2007 Annual Report

Notes to Financial Statements (continued)

excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Funds) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

7.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, LMPFA believes that this matter is not likely to have a material adverse effect on the Funds.

Legg Mason Partners Institutional Trust 2007 Annual Report         53

Notes to Financial Statements (continued)

8.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Funds will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Funds and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

9.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for these Funds will be June 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

54         Legg Mason Partners Institutional Trust 2007 Annual Report

Notes to Financial Statements (continued)

10.	Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Institutional Municipal Money Market Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities.

11.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Funds’ investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Funds under its contract.

Legg Mason Partners Institutional Trust 2007 Annual Report         55

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Legg Mason Partners Institutional Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Western Asset Institutional Money Market Fund (formerly Cash Portfolio), Western Asset Institutional Government Money Market Fund (formerly Government Portfolio) and Western Asset Institutional Municipal Money Market Fund (formerly Municipal Portfolio), each a series of Legg Mason Partners Institutional Trust (each formerly a series of Smith Barney Institutional Cash Management Fund Inc.) as of May 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund as of May 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

July 27, 2007

56         Legg Mason Partners Institutional Trust 2007 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Western Asset Institutional Money Market Fund, Western Asset Institutional Government Money Market Fund and Western Asset Institutional Municipal Money Market Fund (the “Funds”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005); Chief Executive Officer, Landmark City (real estate development) (2001 to 2004); Executive Vice President, DigiGym Systems (personal fitness systems) (2001 to 2004); Chief Executive Officer, Motocity USA (Motorsport Racing) (2004 to 2005)	64	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial fitter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (2002 to 2003)	64	None

Legg Mason Partners Institutional Trust          57

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Jane F. Dasher c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	64	None

Mark T. Finn c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member, Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	64	None

Rainer Greeven c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	64	None

58         Legg Mason Partners Institutional Trust

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Stephen R. Gross c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (1998 to 2003); Formerly, Partner, Capital Investment Advisory Partners (leverage buyout consulting) (2000 to 2002); Formerly, Secretary, Carint N.A. (manufacturing) (1998 to 2002)	64	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, United Telesis, Inc. (telecommunications) (1997 to 2002); Formerly, Director, ebank Financial Services, Inc. (1997 to 2004)

Richard E. Hanson, Jr. c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)	64	None

Diana R. Harrington c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	64	None

Susan M. Heilbron c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	64	None

Legg Mason Partners Institutional Trust          59

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Susan B. Kerley c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisers, LLC (investment consulting) (since 1990)	64	Chairman and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the Fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	64	Trustee, First Potomac Realty Trust (since 2005); Director, Xybemaut Corporation (Information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (Information technology) (1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (1977 to 2006)	64	None

60         Legg Mason Partners Institutional Trust

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Interested Trustee:
R. Jay Gerken, CFA*** Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Trustee President, Chairman and Chief Executive Officer	Since 2002	Managing Director, Legg Mason; Chairman of the Board and Trustee/Director of 151 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President, LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason or its affiliates; Formerly, Chairman, President and Chief Executive Officer, Travelers Investment Adviser Inc. (2002 to 2005)	134	Trustee, Consulting Group Capital Markets Funds (2002-2006).

Officers:
Frances M. Guggino Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)	N/A	N/A

Legg Mason Partners Institutional Trust          61

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Officers:
Ted P. Becker Legg Mason 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006	Director of Global Compliance at Legg Mason (since 2006), Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005); Prior to 2002, Managing Director - Internal Audit & Risk Review at Citigroup Inc.	N/A	N/A

John Chiota Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse	N/A	N/A

David Castano Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1971	Controller	Since 2007	Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)	N/A	N/A

62         Legg Mason Partners Institutional Trust

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Matthew Plastina Legg Mason 125 Broad Street 10th Floor New York, NY 10004 Birth Year: 1970	Controller	Since 2007

Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)

				N/A	N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place, 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)	N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a fund in the Legg Mason Partners fund complex.

***	Mr. Gerken is an “Interested person” of the Funds as defined in the Investment Company Act 1940, as amended, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

Legg Mason Partners Institutional Trust          63

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended May 31, 2007:

	Institutional Money Market Fund	Institutional Government Money Market Fund
Record Date:	Daily	Daily
Payable Date:	Monthly	Monthly

Interest from Federal Obligations	0.11%	30.29%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

All of the net investment income distributions paid monthly by the Institutional Municipal Money Market Fund during the taxable year ended May 31,2007 qualify as tax-exempt interest dividends for federal income tax purposes.

Additionally, the Institutional Municipal Money Market Fund paid a long-term capital gain distribution of $0.000000362 per share to shareholders of record on November 30,2006.

Please retain this information for your records.

64         Legg Mason Partners Institutional Trust

Western Asset Institutional Money Market Fund

Western Asset Institutional Government Money Market Fund

Western Asset Institutional Municipal Money Market Fund

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts
01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Institutional Trust and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

WASX010006 7/07	SR07-370

Western Asset Institutional Money Market Fund

Western Asset Institutional Government Money Market Fund

Western Asset Institutional Municipal Money Market Fund

The Funds are separate series of Legg Mason Partners Institutional Trust, a Maryland business trust.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a)	Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2006 and May 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $68,300 in 2006 and $71,800 in 2007.

b)	Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Institutional Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $15,600 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Institutional Trust

All Other Fees. There were no other non-audit services rendered by the Auditor to Smith Barney Fund Management LLC (“SBFM”), and any entity controlling, controlled by or under common control with SBFM that provided ongoing services to Legg Mason Partners Institutional Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e)	Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1)	The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc. or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2)	For the Legg Mason Partners Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f)	N/A

(g)	Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Institutional Trust and CAM and any entity controlling, controlled by, or under common control with CAM that provides ongoing services to Legg Mason Partners Institutional Trust during the reporting period were $0 in 2007.

(h)	Yes. Legg Mason Partners Institutional Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Institutional Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Institutional Trust

Date: August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Institutional Trust

Date: August 3, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of Legg Mason Partners Institutional Trust

Date: August 3, 2007